EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule Of Share Based Compensation, Employee Stock Option Plan, Activity [Table Text Block]
A summary of employee option activity under the Plans as of December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	term	intrinsic
	of options	price	(in years)	value

Outstanding at January 1, 2015	738,889	$4.26	6.42	$1,248
Granted	-	$-
Exercised	(161,003)	$2.60
Forfeited	(83,969)	$6.21

Outstanding at December 31, 2015	493,917	$4.47	5.99	$523

Exercisable at December 31, 2015	333,917	$3.37	4.95	$720

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding as of December 31, 2015, have been separated into ranges of exercise price categories, as follows:

		Weighted			Weighted
		average			average
		remaining	Weighted		exercise price
	Options	contractual life	average	Options	of exercisable
Exercise price	outstanding	(years)	exercise price	exercisable	options
In $
0-1	4,000	3.24	$-	4,000	$-
1.01-2	20,000	2.99	$1.12	20,000	$1.12
2.01-3	123,667	3.64	$2.31	123,667	$2.31
3.01-4	166,250	5.77	$4.00	166,250	$4.00
4.01-5	-	-	$-	-	$-
5.01-6	75,000	7.61	$6.00	-	$-
6.01-7	50,000	8.87	$6.89	6,250	$6.89
7.01-8	-	-	$-	-	$-
8.01-9	55,000	8.36	$8.01	13,750	$8.01

	493,917	5.99	$4.47	333,917	$3.37

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
d.	Accumulated other comprehensive income (loss):

	December 31,
	2013	2014	2015

Accumulated realized and unrealized gain on available-for-sale securities, net	$138	$(121)	$35
Accumulated foreign currency translation adjustments	(327)	(5,243)	(6,756)
Accumulated unrealized gain (loss) on derivative instruments, net	17	17	26

Total other comprehensive income (loss)	$(172)	$(5,347)	$(6,695)